January 31, 2023 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (97.6%)
Aerospace & Defense (0.9%)
Moog, Cl A	28,900	$2,755
V2X*	25,900	1,143

		3,898

Agricultural Products (0.9%)
Ingredion	36,900	3,793

Air Freight & Logistics (0.0%)
Park-Ohio Holdings	16,500	219

Aircraft (0.5%)
Alaska Air Group*	43,900	2,254

Apparel Retail (1.3%)
Foot Locker	43,200	1,880
Genesco*	24,300	1,173
Guess?	60,600	1,404
Shoe Carnival	45,300	1,237

		5,694

Apparel, Accessories & Luxury Goods (1.2%)
Carter’s	20,600	1,718
G-III Apparel Group*	73,334	1,241
PVH	26,600	2,391

		5,350

Apparel/Textiles (0.2%)
Capri Holdings*	14,500	964

Asset Management & Custody Banks (3.0%)
Affiliated Managers Group	11,900	2,056
Carlyle Secured Lending	80,100	1,205
Federated Hermes, Cl B	41,400	1,627
FS KKR Capital	84,300	1,657
New Mountain Finance	132,800	1,716
Oaktree Specialty Lending	92,733	1,855
PennantPark Investment	195,900	1,164
Prospect Capital	129,300	970
Sixth Street Specialty Lending	42,100	806

		13,056

Automotive (2.0%)
American Axle & Manufacturing Holdings*	177,400	1,574
Goodyear Tire & Rubber*	74,800	841
Modine Manufacturing*	101,800	2,432
Thor Industries	21,600	2,059
Winnebago Industries	31,300	1,993

		8,899

Automotive Retail (1.8%)
AutoNation*	12,000	1,521
Group 1 Automotive	11,300	2,416

LSV Small Cap Value Fund

	Shares	Value (000)

Automotive Retail (continued)
Penske Automotive Group	16,200	$2,071
Sonic Automotive, Cl A	36,200	1,944

		7,952

Banks (12.0%)
Associated Banc-Corp	170,700	3,825
Bank of NT Butterfield & Son	35,000	1,119
BankUnited	45,500	1,713
Camden National	36,762	1,552
Cathay General Bancorp	64,550	2,838
Central Pacific Financial	44,828	1,013
Community Trust Bancorp	17,000	732
Financial Institutions	43,990	1,087
First Busey	53,300	1,272
First Commonwealth Financial	96,600	1,421
Flushing Financial	77,000	1,478
FNB	157,400	2,246
Fulton Financial	139,800	2,339
Great Southern Bancorp	27,200	1,590
Hancock Whitney	51,600	2,656
Hanmi Financial	72,400	1,686
HomeStreet	55,945	1,542
Hope Bancorp	181,300	2,337
Horizon Bancorp	65,642	1,027
Lakeland Bancorp	6,378	123
OFG Bancorp	111,700	3,162
Old National Bancorp	136,600	2,391
Peoples Bancorp	48,605	1,442
Popular	34,000	2,334
Synovus Financial	58,600	2,458
Towne Bank	35,050	1,068
Washington Federal	57,900	2,053
WesBanco	46,300	1,721
Zions Bancorp	44,600	2,371

		52,596

Biotechnology (2.8%)
Catalyst Pharmaceuticals*	74,900	1,160
Emergent BioSolutions*	34,400	453
Exelixis*	143,119	2,522
Ironwood Pharmaceuticals, Cl A*	339,300	3,909
United Therapeutics*	17,000	4,474

		12,518

Broadcasting (0.9%)
Audacy, Cl A*	354,200	114
Nexstar Media Group, Cl A	19,200	3,931

		4,045

Building & Construction (3.1%)
American Woodmark*	13,500	773
Apogee Enterprises	35,900	1,682

January 31, 2023 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Building & Construction (continued)
Builders FirstSource*	14,100	$1,124
KB Home	30,100	1,157
MDC Holdings	31,700	1,197
Meritage Homes*	17,200	1,852
Toll Brothers	52,300	3,111
TRI Pointe Homes*	115,600	2,554

		13,450

Building Products (0.3%)
Quanex Building Products	58,460	1,514

Cable & Satellite (0.1%)
Altice USA, Cl A*	107,800	528

Chemicals (2.1%)
AdvanSix	58,200	2,517
Chemours	58,900	2,143
Huntsman	62,700	1,987
Ingevity*	29,300	2,415

		9,062

Commercial Printing (0.6%)
Deluxe	33,000	660
Ennis	60,900	1,294
Quad*	152,000	670

		2,624

Commercial Services (0.4%)
CSG Systems International	29,500	1,760

Commodity Chemicals (0.5%)
Koppers Holdings	40,100	1,388
Tredegar	49,900	605

		1,993

Construction & Engineering (1.4%)
EMCOR Group	10,700	1,586
Primoris Services	73,200	1,947
Sterling Infrastructure*	67,100	2,442

		5,975

Consumer Products (0.2%)
Johnson Outdoors, Cl A	13,475	923

Data Processing & Outsourced Services (0.2%)
EVERTEC	21,700	802

Department Stores (0.2%)
Nordstrom	57,000	1,114

Diversified REITs (1.3%)
American Assets Trust	42,400	1,207
CTO Realty Growth	101,850	2,000
Gladstone Commercial	62,100	1,055

LSV Small Cap Value Fund

	Shares	Value (000)
Diversified REITs (continued)
Global Net Lease	94,300	$1,410

		5,672

Electrical Components & Equipment (1.6%)
Atkore International Group*	36,600	4,767
Energizer Holdings	61,300	2,274

		7,041

Financial Services (2.0%)
Arbor Realty Trust	116,631	1,741
Lazard, Cl A	61,700	2,473
National Health Investors	17,100	1,006
Navient	124,700	2,366
Regional Management	38,100	1,314

		8,900

Food Distributors (0.7%)
SpartanNash	40,200	1,274
United Natural Foods*	38,400	1,598

		2,872

Food Retail (0.9%)
Sprouts Farmers Market*	119,900	3,831

Forest Products (0.8%)
Louisiana-Pacific	50,600	3,445

Gas/Natural Gas (1.3%)
National Fuel Gas	61,200	3,554
UGI	57,500	2,290

		5,844

Health Care Distributors (0.5%)
Patterson	69,100	2,086

Health Care Facilities (0.9%)
Select Medical Holdings	130,200	3,785

Health Care REITs (0.6%)
Industrial Logistics Properties Trust	85,200	376
Sabra Health Care	175,900	2,374

		2,750

Health Care Services (0.3%)
AMN Healthcare Services*	12,521	1,200

Health Care Technology (0.2%)
Computer Programs and Systems*	35,100	1,031

Homefurnishing Retail (0.5%)
Aaron’s	31,336	459
Haverty Furniture	49,300	1,722

		2,181

January 31, 2023 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Hotel & Resort REITs (0.7%)
Apple Hospitality	147,700	$2,619
Service Properties Trust	65,100	580

		3,199

Hotels, Resorts & Cruise Lines (0.3%)
Marriott Vacations Worldwide	8,150	1,304

Household Products, Furniture & Fixtures (0.4%)
Ethan Allen Interiors	68,900	1,980

Human Resource & Employment Services (0.3%)
Kelly Services, Cl A	64,600	1,169

Industrial Machinery (1.4%)
Crane Holdings	14,000	1,623
Hillenbrand	66,200	3,102
Mueller Industries	19,521	1,279

		6,004

Industrial REITs (0.3%)
Plymouth Industrial REIT	51,000	1,141

Insurance (4.5%)
American Equity Investment
Life Holding	58,200	2,773
American Financial Group	12,546	1,789
Axis Capital Holdings	53,400	3,341
Brighthouse Financial*	23,078	1,299
CNO Financial Group	201,500	5,191
Genworth Financial, Cl A*	231,200	1,276
MGIC Investment	176,400	2,491
Universal Insurance Holdings	113,500	1,446

		19,606

Internet & Direct Marketing Retail (0.1%)
Qurate Retail*	143,500	370

Investment Banking & Brokerage (0.2%)
B Riley Financial	19,300	825

IT Consulting & Other Services (0.2%)
Information Services Group	182,750	958

Leasing & Renting (1.6%)
Textainer Group Holdings	87,400	2,963
Triton International	58,600	4,139

		7,102

Leisure Products (0.2%)
Smith & Wesson Brands	84,200	933

Machinery (1.4%)
AGCO	23,200	3,205
Timken	21,600	1,779

LSV Small Cap Value Fund

	Shares	Value (000)
Machinery (continued)
Wabash National	48,685	$1,254

		6,238

Media & Entertainment (0.8%)
AMC Networks, Cl A*	49,300	913
TEGNA	125,800	2,507

		3,420

Metal & Glass Containers (1.9%)
Greif, Cl A	49,900	3,565
O-I Glass, Cl I*	130,300	2,508
Silgan Holdings	38,800	2,091

		8,164

Mortgage REITs (1.2%)
Apollo Commercial Real Estate Finance	54,100	658
MFA Financial	84,325	1,003
Redwood Trust	178,500	1,492
Rithm Capital	216,400	2,036
Western Asset Mortgage Capital	14,170	160

		5,349

Motorcycle Manufacturers (0.5%)
Harley-Davidson	52,100	2,398

Office Equipment (0.3%)
ACCO Brands	190,900	1,212

Office REITs (0.8%)
Brandywine Realty Trust	129,200	848
City Office REIT	130,200	1,281
Franklin Street Properties	190,100	586
Office Properties Income Trust	58,300	1,000

		3,715

Oil & Gas Equipment & Services (0.1%)
Bristow Group*	10,600	324

Oil & Gas Exploration & Production (2.3%)
California Resources	13,300	568
Civitas Resources	33,700	2,243
Matador Resources	43,000	2,845
PDC Energy	65,000	4,402

		10,058

Oil & Gas Refining & Marketing (0.9%)
HF Sinclair	69,900	3,977

Oil & Gas Storage & Transportation (0.4%)
SFL	158,500	1,614

Petroleum & Fuel Products (1.7%)
Murphy Oil	54,400	2,372

January 31, 2023 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Petroleum & Fuel Products (continued)
W&T Offshore*	586,000	$3,645
World Fuel Services	51,331	1,453

		7,470

Pharmaceuticals (1.9%)
Amneal Pharmaceuticals*	272,500	599
Innoviva*	73,900	935
Organon	84,400	2,543
Prestige Consumer Healthcare*	63,900	4,202

		8,279

Property & Casualty Insurance (0.8%)
First American Financial	57,200	3,539

Regional Banks (2.1%)
Bank OZK	46,400	2,119
Brookline Bancorp	87,100	1,139
Dime Community Bancshares	62,200	1,855
First BanCorp	139,442	1,876
First Financial	19,920	895
QCR Holdings	28,300	1,487

		9,371

Reinsurance (0.6%)
RenaissanceRe Holdings	12,700	2,485

Restaurants (0.3%)
Dine Brands Global	18,400	1,423

Retail (2.4%)
Bloomin’ Brands	97,600	2,367
Dick’s Sporting Goods	19,000	2,485
Ingles Markets, Cl A	28,400	2,698
Kohl’s	48,200	1,560
Sally Beauty Holdings*	80,000	1,246

		10,356

Retail REITs (1.2%)
Necessity Retail REIT	178,600	1,220
Tanger Factory Outlet Centers	137,800	2,633
Urstadt Biddle Properties, Cl A	71,600	1,345

		5,198

Rubber & Plastic (0.1%)
Tupperware Brands*	68,910	305

Semi-Conductors/Instruments (6.5%)
Amkor Technology	193,900	5,673
Axcelis Technologies*	19,700	2,166
Cirrus Logic*	22,500	2,034
Diodes*	10,000	892
Jabil	31,500	2,477

LSV Small Cap Value Fund

	Shares	Value (000)
Semi-Conductors/Instruments (continued)
Kulicke & Soffa Industries	41,900	$2,141
Methode Electronics	34,900	1,666
Sanmina*	57,600	3,510
TTM Technologies*	182,500	2,869
Vishay Intertechnology	98,800	2,261
Vishay Precision Group*	67,180	2,901

		28,590

Soft Drinks (0.4%)
Coca-Cola Consolidated	3,200	1,622

Specialized Consumer Services (0.6%)
Carriage Services, Cl A	13,200	428
H&R Block	61,600	2,401

		2,829

Specialized REITs (1.4%)
CoreCivic*	106,600	1,134
CorEnergy Infrastructure Trust	80,400	172
EPR Properties	53,600	2,277
Hersha Hospitality Trust, Cl A	97,200	894
Uniti Group	227,000	1,496

		5,973

Specialty Stores (1.1%)
Academy Sports &
Outdoors	42,600	2,489
Office Depot*	48,100	2,482

		4,971

Steel & Steel Works (0.8%)
Commercial Metals	31,500	1,709
Warrior Met Coal	43,600	1,652

		3,361

Systems Software (0.7%)
Adeia	66,500	728
Progress Software	39,000	2,069
Xperi*	26,600	275

		3,072

Technology Distributors (1.2%)
Avnet	55,900	2,565
ScanSource*	45,525	1,499
TD SYNNEX	10,400	1,062

		5,126

Technology Hardware, Storage & Peripherals (0.3%)
Super Micro Computer*	17,400	1,259

Thrifts & Mortgage Finance (1.6%)
Mr Cooper Group*	36,600	1,683
New York Community Bancorp	209,989	2,098

January 31, 2023 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Thrifts & Mortgage Finance (continued)
Premier Financial	37,716	$944
Radian Group	113,000	2,497

		7,222

Trading Companies & Distributors (1.2%)
Rush Enterprises, Cl A	39,300	2,115
WESCO International*	22,000	3,278

		5,393

Trucking (1.7%)
ArcBest	23,100	1,928
Ryder System	32,100	3,031
Werner Enterprises	53,700	2,522

		7,481

TOTAL COMMON STOCK (Cost $374,180)		428,006

	Face Amount (000)
Repurchase Agreement (2.4%)
South Street Securities 3.990%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $10,663 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $7,482, 0.000% - 4.125%, 04/30/2023 - 05/15/2041; total market value $10,875)	$10,662	10,662

TOTAL REPURCHASE AGREEMENT (Cost $10,662)		10,662

Total Investments – 99.9% (Cost $384,842)		$438,668

Percentages are based on Net Assets of $438,769 (000).

*    Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-004-2000